Eaton Vance
Minnesota Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 99.5%
Security	Principal Amount (000's omitted)	Value
Education — 8.4%
Minnesota Higher Education Facilities Authority, (Carleton College):
5.00%, 3/1/48	$2,750	$ 2,841,412
5.00%, 3/1/53	2,250	2,311,851
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,010,900
Minnesota Higher Education Facilities Authority, (St. Olaf College):
4.00%, 10/1/46	45	39,743
4.00%, 10/1/50	1,275	1,106,625
Minnesota Higher Education Facilities Authority, (University of St. Thomas):
4.125%, 10/1/53	2,000	1,729,364
5.00%, 10/1/49	1,500	1,490,182
Green Bonds, 5.00%, 10/1/52	3,000	3,000,230
St. Paul Housing and Redevelopment Authority, MN, (Hmong College Prep Academy), 5.00%, 9/1/43	1,200	1,158,761
University of Minnesota:
5.00%, 9/1/39	1,500	1,532,986
5.00%, 9/1/40	1,000	1,019,985
5.00%, 11/1/42	2,000	2,089,517
		$ 19,331,556
Electric Utilities — 7.9%
Hutchinson, MN, Public Utility Revenue, 5.00%, 12/1/26	$350	$ 350,440
Minnesota Municipal Power Agency:
4.00%, 10/1/41	2,415	2,266,329
5.00%, 10/1/33	250	250,846
5.00%, 10/1/34	250	250,846
5.00%, 10/1/35	200	200,677
5.00%, 10/1/47	3,210	3,239,767
Northern Municipal Power Agency, MN:
5.00%, 1/1/26	375	379,044
5.00%, 1/1/27	640	657,839
Rochester, MN, Electric Utility Revenue, 5.00%, 12/1/42	3,660	3,717,624
Southern Minnesota Municipal Power Agency, 5.00%, 1/1/46	1,500	1,508,913
St. Paul Housing and Redevelopment Authority, MN, District Energy Revenue, 4.00%, 10/1/31	885	893,430
St. Paul Port Authority, MN, District Energy Revenue:
Series 2017-3, 4.00%, 10/1/42	1,250	1,117,582
Series 2017-4, (AMT), 4.00%, 10/1/40	1,000	863,806
Series 2021-2, (AMT), 4.00%, 10/1/40	1,100	950,187
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Western Minnesota Municipal Power Agency:
5.00%, 1/1/30	$750	$ 809,327
5.00%, 1/1/36	800	808,336
		$ 18,264,993
General Obligations — 41.0%
Apple Valley, MN, 4.00%, 12/15/44	$2,000	$ 1,863,153
Brooklyn Center Independent School District No. 286, MN, 4.00%, 2/1/40	2,000	1,986,258
Cass Lake-Bena Independent School District No. 115, MN, 4.00%, 2/1/38	1,400	1,388,580
Cook County Independent School District No. 166, MN, 4.125%, 2/1/45	1,645	1,573,736
Duluth, MN, 5.00%, 2/1/32	1,000	1,013,194
Eden Prairie, MN:
5.00%, 2/1/38	1,295	1,437,304
5.00%, 2/1/39	1,360	1,500,248
5.00%, 2/1/40	1,425	1,558,257
Edgerton Independent School District No. 581, MN, 4.00%, 2/1/41	1,030	1,000,526
Edina, MN, 4.00%, 2/1/46	1,130	1,090,466
Forest Lake Independent School District No. 831, MN, 4.00%, 2/1/40	2,220	2,197,455
GFW Independent School District No. 2365, MN, 4.125%, 2/1/52	2,250	2,141,359
Hawley Independent School District No. 150, MN, 4.25%, 2/1/46	2,250	2,167,117
Hennepin County, MN, 5.00%, 12/1/38	1,915	2,076,138
Jordan Independent School District No. 717, MN, 4.00%, 2/1/42	1,150	1,109,614
Lakeville, MN, 4.00%, 2/1/42	1,110	1,081,699
Maple River Independent School District No. 2135, MN:
4.00%, 2/1/45	1,200	1,116,596
4.00%, 2/1/50	1,425	1,288,328
Martin County West Independent School District No. 2448, MN:
4.00%, 2/1/45	1,500	1,406,532
5.00%, 2/1/41	1,500	1,613,672
Minneapolis Special School District No. 1, MN:
4.00%, 2/1/37	1,255	1,258,228
5.00%, 2/1/45	2,515	2,650,676
Minneapolis, MN:
3.00%, 12/1/43	4,870	3,910,484
5.00%, 12/1/40	4,170	4,441,660
Minneapolis-St. Paul Metropolitan Council, MN:
4.00%, 3/1/43	2,000	1,940,071

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Minneapolis-St. Paul Metropolitan Council, MN: (continued)
4.00%, 3/1/44	$3,000	$ 2,849,914
Minnesota:
4.00%, 9/1/41	2,000	1,976,622
5.00%, 8/1/38	1,135	1,232,376
5.00%, 8/1/40	1,500	1,584,258
5.00%, 8/1/42	2,820	3,023,775
Oakdale, MN, 4.00%, 2/1/49	1,980	1,851,191
Puerto Rico, 5.625%, 7/1/29	1,500	1,559,974
Ramsey County, MN, 4.00%, 2/1/43	2,940	2,893,866
Rice County, MN, 4.00%, 2/1/52	2,975	2,720,426
Rosemount, MN:
4.00%, 2/1/44	2,455	2,324,684
4.00%, 2/1/48	1,085	1,013,821
Rosemount-Apple Valley-Eagan Independent School District No. 196, MN, 4.00%, 2/1/44	3,000	2,860,584
Round Lake-Brewster Independent School District No. 2907, MN, 4.00%, 2/1/46	2,680	2,540,163
Sartell-St. Stephen Independent School District No. 748, MN:
0.00%, 2/1/32	1,350	1,002,713
0.00%, 2/1/37	1,500	844,039
4.50%, 2/1/44	1,050	1,055,049
5.00%, 2/1/40	635	679,235
5.00%, 2/1/41	800	852,500
5.00%, 2/1/42	465	492,175
5.00%, 2/1/43	440	463,866
South Washington County Independent School District No. 833, MN, 4.00%, 2/1/44	3,000	2,818,324
St. Francis, MN:
4.00%, 2/1/47	670	619,809
4.125%, 2/1/53	595	551,139
St. Louis County, MN:
4.25%, 12/1/42(1)	1,000	990,468
5.00%, 12/1/35(1)	1,815	2,033,270
St. Paul Independent School District No. 625, MN, 4.00%, 2/1/44	3,620	3,379,351
St. Peter Independent School District No. 508, MN:
4.00%, 2/1/45	175	161,173
5.00%, 2/1/41	1,240	1,292,497
Stillwater Independent School District No. 834, 4.00%, 2/1/43	2,350	2,280,703
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington County, MN, 5.00%, 2/1/42	$1,000	$ 1,070,806
Watertown-Mayer Independent School District No. 111, MN, 0.00%, 2/1/36	1,000	605,475
		$ 94,435,597
Hospital — 19.9%
Duluth Economic Development Authority, MN, (Essentia Health Obligated Group):
4.25%, 2/15/43	$4,095	$ 3,805,917
5.00%, 2/15/48	4,000	3,893,542
Duluth Economic Development Authority, MN, (St. Luke's Hospital of Duluth Obligated Group), 5.25%, 6/15/52	2,000	2,056,377
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/37	3,250	3,148,298
Minneapolis, MN, (Fairview Health Services), 5.00%, 11/15/34	1,400	1,405,495
Minnesota Agricultural and Economic Development Board, (HealthPartners Obligated Group):
4.00%, 1/1/49	2,000	1,761,392
5.25%, 1/1/54	2,500	2,566,857
Rochester, MN, (Mayo Clinic):
4.00%, 11/15/48	5,000	4,480,537
5.00% to 5/15/32 (Put Date), 11/15/55	1,000	1,087,421
5.00%, 11/15/57	2,500	2,536,447
(LOC: Barclays Bank PLC), 2.15%, 11/15/64(2)	5,000	5,000,000
St. Cloud, MN, (CentraCare Health System):
4.00%, 5/1/50	3,500	3,062,499
5.00%, 5/1/42	2,000	2,056,311
5.00%, 5/1/54	2,500	2,516,771
St. Paul Housing and Redevelopment Authority, MN, (Children's Health Care):
5.00%, 8/15/41	1,500	1,592,883
5.00%, 8/15/43	1,250	1,309,864
St. Paul Housing and Redevelopment Authority, MN, (Fairview Health Services), 5.00%, 11/15/31	500	512,159
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group):
5.00%, 7/1/29	2,000	2,002,617
5.00%, 7/1/33	1,000	1,000,181
		$ 45,795,568
Housing — 3.0%
Dakota County Community Development Agency, MN, (Heart of the City Apartments), (FNMA), 4.20%, 5/1/43	$1,540	$ 1,422,795
Minnesota Housing Finance Agency:
2.15%, 7/1/45	900	577,639

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Minnesota Housing Finance Agency: (continued)
(FHLMC), (FNMA), (GNMA), 2.40%, 1/1/35	$605	$ 492,294
(FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	285	249,689
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.45%, 7/1/38	955	954,706
Social Bonds, (FHLMC), (FNMA), (GNMA), 4.50%, 7/1/43	1,980	1,985,707
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.00%, 7/1/53	945	1,007,946
Social Bonds, (FHLMC), (FNMA), (GNMA), (AMT), 4.45%, 1/1/39	150	142,630
		$ 6,833,406
Insured - Electric Utilities — 1.4%
Northern Municipal Power Agency, MN:
(AGM), 5.00%, 1/1/28	$475	$ 496,738
(AGM), 5.00%, 1/1/29	1,025	1,084,158
(AGM), 5.00%, 1/1/31	575	622,246
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,118,914
		$ 3,322,056
Insured - General Obligations — 0.2%
Alexandria Lake Area Sanitation District, MN, (AGM), 4.125%, 2/1/43	$500	$ 475,007
		$ 475,007
Insured - Hospital — 0.9%
Minneapolis, MN, (Fairview Health Services), (AGM), 5.00%, 11/15/44	$2,000	$ 1,999,965
		$ 1,999,965
Lease Revenue/Certificates of Participation — 1.3%
Anoka-Hennepin Independent School District No. 11, MN, 5.00%, 2/1/34	$1,000	$ 1,006,925
Minnesota Housing Finance Agency, 4.00%, 8/1/39	2,055	1,999,392
		$ 3,006,317
Other Revenue — 2.2%
Center City, MN, (Hazelden Betty Ford Foundation), 5.00%, 11/1/47	$1,000	$ 1,014,845
Minnesota Municipal Gas Agency:
(Liq: Royal Bank of Canada), 3.901%, (67% of SOFR + 1.00%), 12/1/52(3)	2,000	1,988,749
(Liq: Royal Bank of Canada), 4.00% to 12/1/27 (Put Date), 12/1/52	2,000	1,999,097
		$ 5,002,691
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 2.4%
Apple Valley, MN, (PHS Apple Valley Senior Housing, Inc.):
4.50%, 9/1/53	$940	$ 769,745
5.00%, 9/1/43	1,000	944,337
North Oaks, MN, (Waverly Gardens):
4.00%, 10/1/25	1,600	1,597,455
4.00%, 10/1/26	1,680	1,676,432
Wayzata, MN, (Folkestone Senior Living Community), 4.00%, 8/1/44	595	511,303
		$ 5,499,272
Special Tax Revenue — 3.1%
American Samoa Economic Development Authority, 5.00%, 9/1/38(4)	$200	$ 196,903
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,000	2,870,211
St. Paul, MN, Sales Tax Revenue, (Neighborhood and Economic Development):
5.00%, 11/1/40	1,840	1,978,167
5.00%, 11/1/42	2,000	2,110,812
		$ 7,156,093
Student Loan — 2.2%
Minnesota Office of Higher Education, Supplemental Student Loan Program Revenue, (AMT), 4.00%, 11/1/42	$5,680	$ 5,137,373
		$ 5,137,373
Transportation — 4.4%
Minneapolis-St. Paul Metropolitan Airports Commission, MN:
5.00%, 1/1/52	$2,000	$ 2,039,692
(AMT), 5.00%, 1/1/49	3,000	2,992,785
(AMT), 5.25%, 1/1/42	3,200	3,325,296
(AMT), 5.25%, 1/1/47	1,750	1,786,124
		$ 10,143,897

Eaton Vance
Minnesota Municipal Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 1.2%
St. Paul, MN, Water Revenue, 4.00%, 12/1/47	$3,000	$ 2,785,124
		$ 2,785,124
Total Tax-Exempt Municipal Obligations (identified cost $236,875,737)		$229,188,915
Total Investments — 99.5% (identified cost $236,875,737)		$229,188,915
Other Assets, Less Liabilities — 0.5%		$ 1,155,432
Net Assets — 100.0%		$230,344,347
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2025.
(3)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2025.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2025, the aggregate value of these securities is $196,903 or 0.1% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2025, 2.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 2.0% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SOFR	– Secured Overnight Financing Rate

The Fund did not have any open derivative instruments at April 30, 2025.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$229,188,915	$ —	$229,188,915
Total Investments	$ —	$229,188,915	$ —	$229,188,915
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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